Income Taxes - Schedule of Reconciliation of Income Tax Expense (Benefit) Computed (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal income tax expense at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	5.90%	6.90%
Permanent differences	(1.20%)	(0.40%)
Convertible note revaluation	(1.80%)	0.00%
Research and development tax credits	3.10%	4.10%
Change in valuation allowance	(27.60%)	(31.60%)
Effective income tax rate	(0.60%)	0.00%